Submission	Apr. 30, 2026
Submission [Line Items]
Central Index Key	0002089283
Registrant Name	Eagle Nuclear Energy Corp.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES